Share-Based Payments - Equity Compensation Other (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2005 Management [Member]	Dec. 31, 2010 Management [Member]	Nov. 24, 2010 Restricted common stock Management [Member]	Dec. 31, 2011 Restricted common stock Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Accelerated Compensation Cost							$ 700,000
Deferred Compensation Arrangement with Individual, Shares Issued						600,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued						1,400,000
Deferred Compensation Arrangement, Award Vesting Period				60 months		2 years 0 months
Deferred Compensation Arrangement with Individual, Accelerated Vesting, Number							300,000
Deferred Compensation Arrangement, Compensation Expense	$ 2,291,000	$ 4,238,000	$ 2,106,000		$ 100,000